Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 1,108,713	$ 344,113
Prepaid expenses	41,296	61,655
Deposit		250,000
Total current assets	1,150,009	655,768
Other long-term assets	82,992	112,284
Total assets	1,233,001	768,052
Current liabilities:
Accounts payable	384,829	534,956
Dividends payable, related party	99,945
Other liabilities	215,876	66,533
Total current liabilities	700,650	601,489
Deferred revenue, related party	500,000
Total liabilities	1,200,650	601,489
Commitments and contingencies
Stockholders' equity:
Common stock, $0.0001 par value; 500,000,000 shares authorized; 370,084,064 and 369,599,266 shares issued and outstanding in 2018 and 2017, respectively	37,008	36,960
Additional paid-in capital	49,015,120	48,403,523
Accumulated deficit	(52,980,643)	(48,273,920)
Total stockholders' equity	32,351	166,563
Total liabilities and stockholders' equity	1,233,001	768,052
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock
Series B Convertible, Redeemable, Preferred Stock [Member]
Stockholders' equity:
Preferred stock	$ 3,960,866